PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021
Disclosure of detailed information about investment property
Properties. fair value	$ 2,500	$ 2,900
Revenue	7,100	6,593	$ 8,203
Net income (loss)	3,499	(2,058)	$ 3,157
Impairment loss recognized	273
Recoverable amount of asset or cash-generating unit	$ 5,623	4,701
Terminal capitalization rate (percent)	7.00%
Fair value (losses) gains, net	$ 1,962	(1,388)
Hospitality Investors Trust
Disclosure of detailed information about investment property
Percentage of voting equity interests acquired					100.00%
Revenue	202
Net income (loss)	(22)
Revenue as if transaction had occurred on January 1, 2021	354
Net income (loss) as if transaction had occurred on January 1, 2021	(48)
Atlantis
Disclosure of detailed information about investment property
Impairment loss recognized	179
Recoverable amount of asset or cash-generating unit	$ 1,962
Discount rate (percent)	9.00%
Recapitalization commitment, amount				$ 300
Recapitalization commitment, percent				41.50%
Fair value (losses) gains, net	$ 62	$ 62
Atlantis | Associates
Disclosure of detailed information about investment property
Recapitalization commitment, percent				41.50%
Atlantis | Third party investors
Disclosure of detailed information about investment property
Recapitalization commitment, percent				17.00%